Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2022
Income tax expenses
Schedule of composition of income tax expenses

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Current income tax expense	24,005	26,042	28,184
Deferred taxation	(3,443)	3,236	(1,369)
	20,562	29,278	26,815

Schedule of composition of deferred tax assets and liabilities

	As of March 31,
	2021	2022

	(in millions of RMB)
Deferred tax assets
Licensed copyrights	3,664	3,893
Tax losses carried forward and others (i)	40,031	46,945
	43,695	50,838
Valuation allowance	(32,654)	(36,363)
Total deferred tax assets	11,041	14,475

Deferred tax liabilities
Identifiable intangible assets	(22,212)	(20,773)
Withholding tax on undistributed earnings (ii)	(8,066)	(8,106)
Equity method investees and others (iii)	(29,320)	(32,827)
Total deferred tax liabilities	(59,598)	(61,706)
Net deferred tax liabilities	(48,557)	(47,231)

(i)	Others primarily represents deferred tax assets for share-based awards, investments in equity method investees, equity securities and other investments, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)	The related deferred tax liabilities as of March 31, 2021 and 2022 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB195.3 billion and RMB176.4 billion, respectively.
(iii)	Deferred tax liabilities for investments in equity method investees mainly includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion (Note 4(k)). Others primarily represents deferred tax liabilities for investments in equity securities and other investments.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB, except per
	share data)
Income before income tax and share of result of equity method investees	166,645	165,578	59,550
Income tax computed at statutory EIT rate (25%)	41,661	41,395	14,888
Effect of different tax rates available to different jurisdictions	(1,085)	(1,982)	(2,006)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(18,552)	(20,675)	(7,367)
Effect of the gain in relation to the receipt of the 33% equity interest in Ant Group (Note 4(k))	(17,890)	—	—
Non-deductible expenses and non-taxable income, net (i)	9,553	1,980	13,518
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (ii)	(7,219)	(8,305)	(10,052)
Withholding tax on the earnings distributed and anticipated to be remitted	4,621	4,612	5,026
Change in valuation allowance and others (iii)	9,473	12,253	12,808
Income tax expenses	20,562	29,278	26,815
Effect of tax holidays inside the PRC on basic earnings per share (RMB)	0.88	0.96	0.34
Effect of tax holidays inside the PRC on basic earnings per ADS (RMB)	7.06	7.65	2.73

(i)	Expenses not deductible for tax purposes and non-taxable income primarily represent impairment of goodwill, a fine imposed pursuant to the PRC Anti-monopoly Law (the “Anti-monopoly Fine”), investment income or loss and share-based compensation expense.
(ii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)	Change in valuation allowance primarily represents valuation allowance for temporary differences associated with tax losses and investments in certain equity securities and other investments. Besides, others primarily represents deferred tax effect for temporary differences in relation to certain investments in equity method investees, as well as other tax benefits which were not previously recognized.